Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Risk U.S. Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 53.8%
	Shares	Value ($)
U.S. Large Cap 53.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	448,822	36,552,078
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,154,961	36,548,137
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	606,741	30,458,406
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	965,334	30,436,962
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,920,143	63,959,968
Total		197,955,551
Total Equity Funds (Cost $148,420,959)		197,955,551

Exchange-Traded Fixed Income Funds 2.6%

Investment Grade 2.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,935	4,482,249
Vanguard Intermediate-Term Corporate Bond ETF	69,100	5,250,218
Total		9,732,467
Total Exchange-Traded Fixed Income Funds (Cost $9,888,058)		9,732,467

Fixed Income Funds 28.9%

Investment Grade 28.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,458,582	51,474,903
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,064,905	55,129,985
Total		106,604,888
Total Fixed Income Funds (Cost $128,664,035)		106,604,888
Residential Mortgage-Backed Securities - Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	3,920,000	3,358,988
10/18/2038- 10/12/2053	3.500%	8,150,000	7,250,707
10/18/2038- 10/12/2053	4.000%	9,900,000	9,084,166
10/12/2053	4.500%	6,150,000	5,646,469
10/12/2053	5.000%	4,000,000	3,773,750
Total Residential Mortgage-Backed Securities - Agency (Cost $29,661,337)			29,114,080

Put Option Contracts Purchased 0.6%
Value ($)
(Cost $2,625,914)	2,304,110

Money Market Funds 13.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	50,323,975	50,308,877
Total Money Market Funds (Cost $50,299,632)		50,308,877
Total Investments in Securities (Cost: $369,559,935)		396,019,973
Other Assets & Liabilities, Net		(27,767,295)
Net Assets		368,252,678
At September 30, 2023, securities and/or cash totaling $1,795,584 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	71	12/2023	USD	15,355,525	—	(300,827)
U.S. Long Bond	29	12/2023	USD	3,299,656	—	(184,911)
U.S. Treasury 2-Year Note	18	12/2023	USD	3,648,797	—	(16,490)
2	Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	31	12/2023	USD	3,266,141	—	(35,845)
U.S. Treasury Ultra Bond	14	12/2023	USD	1,661,625	—	(128,653)
Total					—	(666,726)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(20)	12/2023	USD	(4,325,500)	176,950	—
U.S. Treasury 10-Year Note	(23)	12/2023	USD	(2,485,438)	13,966	—
Total					190,916	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	27,872,325	65	3,700.00	12/20/2024	610,743	759,525
S&P 500 Index	JPMorgan	USD	18,867,420	44	3,600.00	12/20/2024	415,054	450,120
S&P 500 Index	JPMorgan	USD	15,008,175	35	3,450.00	12/20/2024	372,388	294,175
S&P 500 Index	JPMorgan	USD	12,435,345	29	3,550.00	12/20/2024	269,586	276,370
S&P 500 Index	JPMorgan	USD	13,721,760	32	3,300.00	12/20/2024	501,892	221,280
S&P 500 Index	JPMorgan	USD	11,577,735	27	3,400.00	12/20/2024	291,790	214,380
S&P 500 Index	JPMorgan	USD	5,145,660	12	3,350.00	12/20/2024	164,461	88,260
Total							2,625,914	2,304,110

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	11,000,000	(22,615)	—	—	—	(22,615)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	31,415,032	54,639,952	(35,748,278)	2,171	50,308,877	—	(883)	1,710,865	50,323,975
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	36,164,245	218,726	(4,092,634)	4,261,741	36,552,078	—	479,969	—	448,822
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	51,602,314	3,566,829	(2,447,545)	(1,246,695)	51,474,903	—	(653,117)	1,215,970	6,458,582
Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	36,134,958	268,243	(4,582,421)	4,727,357	36,548,137	—	502,945	—	2,154,961
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	30,190,056	190,644	(5,673,042)	5,750,748	30,458,406	—	(185,823)	—	606,741
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	30,532,920	1,531,372	(1,172,373)	(454,957)	30,436,962	—	33,744	—	965,334
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	55,325,569	3,825,501	(2,564,170)	(1,456,915)	55,129,985	—	(455,236)	1,534,868	6,064,905
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	63,362,654	643,429	(6,719,933)	6,673,818	63,959,968	—	684,948	—	1,920,143
Total	334,727,748			18,257,268	354,869,316	—	406,547	4,461,703

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2023

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3QT7044_12_B01_(11/23)